Schedule of Prepaid Expense and Other Current Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense And Other Current Assets
Prepaid insurance	$ 313,822	$ 1,520,016
Prepaid components	1,280,231
Prepaid satellite services & licenses	1,343,750
Other prepaid expense	213,546	68,178
VAT receivable	6,000	6,905
Total	$ 3,157,349	$ 1,595,099	$ 14,294